Condensed Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Net income	$ 81,368	$ 68,343	$ 242,601	$ 206,434
Other comprehensive income (loss), before tax:
Change in derivative instruments designated as cash flow hedges	54,227	3,288	143,327	3,084
Reclassification of realized (gain) loss on derivative instruments designated as cash flow hedges	(5,061)	2,887	(766)	5,378
Foreign currency translation adjustments	(219)	(67)	(455)	(108)
Comprehensive income, before tax	130,315	74,451	384,707	214,788
Income tax (expense) benefit related to items of other comprehensive income (loss)	(486)	(56)	(1,408)	11
Comprehensive income, after tax	129,829	74,395	383,299	214,799
Less: Dividends on preferred shares	4,968	3,614	14,906	5,860
Comprehensive income attributable to common shareholders	$ 124,861	$ 70,781	$ 368,393	$ 208,939